Pro Forma and Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013		Jun. 30, 2012	Dec. 31, 2012
Interest income	$ 1,260	$ 22,999	$ 4,479	$ 39,190		$ 6,516	$ 33,759
Interest expense		2,651		3,550			704
Net Interest Income	1,260	20,348	4,479	35,640		6,516	33,055
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities		(3,756)		(3,756)
Net interest income after impairment	1,260	16,592	4,479	31,884		6,516	33,055
Change in fair value of investments in excess mortgage servicing rights	367	41,833	3,523	43,691		4,739	9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees		20,127		21,096
Earnings from investments in consumer loans, equity method investee		36,164		36,164
Gain on settlement of securities		58		58
Other income (loss)							8,400
Other Income	367	98,182	3,523	101,009		4,739	17,423
Expenses
General and administrative expenses		602	1,266	3,321		1,677
Legal and other professional fees	809						5,449
Audit fees	65						429
Management fee allocated by Newcastle	39	1,809	262	4,134		416	3,353
Management fee to affiliate		2,263		2,263
Incentive compensation to affiliate		878		878
Total Expenses	913	5,552	1,528	10,596		2,093	9,231
Net Income	714	109,222	6,474	122,297		9,162	41,247
Income Per Share of Common Stock
Basic		$ 0.43	$ 0.03	$ 0.48		$ 0.04
Diluted		$ 0.42	$ 0.02	$ 0.47		$ 0.04
Weighted Average Number of Shares of Common Stock Outstanding
Basic		253,025,645	253,025,645	253,025,645		253,025,645
Diluted		256,659,488	253,025,645	254,852,605		253,025,645
Dividends Declared per Share of Common Stock		$ 0.07		$ 0.07
Historical
Interest income				39,190	[1]		33,759	[1]
Interest expense				3,550	[1]		704	[1]
Net Interest Income				35,640	[1]		33,055	[1]
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities				(3,756)	[1]
Net interest income after impairment				31,884	[1]		33,055
Change in fair value of investments in excess mortgage servicing rights				43,691	[1]		9,023	[1]
Change in fair value of investments in excess mortgage servicing rights, equity method investees				21,096	[1]
Earnings from investments in consumer loans, equity method investee				36,164	[1]
Gain on settlement of securities				58	[1]
Other income (loss)							8,400	[1]
Other Income				101,009	[1]		17,423	[1]
Expenses
General and administrative expenses				3,321	[1]
Legal and other professional fees							5,449	[1]
Audit fees							429	[1]
Management fee allocated by Newcastle				4,134	[1]		3,353	[1]
Management fee to affiliate				2,263	[1]
Incentive compensation to affiliate				878	[1]
Total Expenses				10,596	[1]		9,231	[1]
Net Income				122,297	[1]		41,247	[1]
Income Per Share of Common Stock
Basic				$ 0.48	[1],[2]
Diluted				$ 0.48	[1],[3]
Weighted Average Number of Shares of Common Stock Outstanding
Basic				253,025,645	[1],[2]
Diluted				254,852,605	[1],[3]
Pro Forma Adjustments
Interest income				4,226	[4]		16,904	[4]
Interest expense				2,754	[5]		11,016	[5]
Net Interest Income				1,472			5,888
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities
Net interest income after impairment				1,472			5,888
Change in fair value of investments in excess mortgage servicing rights
Change in fair value of investments in excess mortgage servicing rights, equity method investees
Earnings from investments in consumer loans, equity method investee
Gain on settlement of securities
Other income (loss)
Other Income
Expenses
General and administrative expenses
Legal and other professional fees
Audit fees
Management fee allocated by Newcastle				71	[6]		288	[6]
Management fee to affiliate
Incentive compensation to affiliate
Total Expenses				71			288
Net Income				1,401			5,600
Pro Forma
Interest income				43,416			50,663
Interest expense				6,304			11,720
Net Interest Income				37,112			38,943
Impairment (Reversal)
Other-than-temporary impairment ("OTTI") on securities				(3,756)
Net interest income after impairment				33,356			38,943
Change in fair value of investments in excess mortgage servicing rights				43,691			9,023
Change in fair value of investments in excess mortgage servicing rights, equity method investees				21,096
Earnings from investments in consumer loans, equity method investee				36,164
Gain on settlement of securities				58
Other income (loss)							8,400
Other Income				101,009			17,423
Expenses
General and administrative expenses				3,321
Legal and other professional fees							5,449
Audit fees							429
Management fee allocated by Newcastle				4,205			3,641
Management fee to affiliate				2,263
Incentive compensation to affiliate				878
Total Expenses				10,667			9,519
Net Income				$ 123,698			$ 46,847
Income Per Share of Common Stock
Basic				$ 0.49	[2]		$ 0.19	[2]
Diluted				$ 0.49	[3]		$ 0.19	[3]
Weighted Average Number of Shares of Common Stock Outstanding
Basic				253,025,645	[2]		253,025,645	[2]
Diluted				254,852,605	[3]		253,025,645	[3]

[1]	(A) Represents our historical consolidated statement of income for the six months ended June 30, 2013 and year ended December 31, 2012.
[2]	(E) Basic earnings per share and weighted average number of basic shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire six months ended June 30, 2013 and twelve months ended December 31, 2012.
[3]	(F) Diluted earnings per share and weighted average number of diluted shares outstanding reflect common shares issued in connection with the spin-off as if they been outstanding for the entire six months ended June 30, 2013 and twelve months ended December 31, 2012. For periods prior to the spin-off on May 15, 2013, the options issued on the spin-off date as a result of the conversion of Newcastle options were treated as if they were granted on May 15, 2013 since no New Residential awards were outstanding prior to that date. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The pro forma weighted average diluted shares outstanding have not been adjusted to reflect options issued in connection with this offering as if they had been issued on January 1, 2012 since pro forma adjustments for the investments acquired with the related proceeds have not been applied to the income statement as described above. The estimated fair value of these options is $ , based on an assumed offering price of $ , which was the last reported sale price on , 2013.
[4]	(B) Represents additional interest income from Agency RMBS with a face of $1.1 billion acquired subsequent to December 31, 2012. The full year of interest income was computed based on the weighted average accounting yield of the securities of 1.43%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest income of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.
[5]	(C) Represents additional interest expense from additional repurchase agreements with an outstanding balance of $1.1 billion used to finance the real estate securities acquired subsequent to December 31, 2012. The full year of interest expense was computed based on the weighted average rate of the repurchase agreements of 0.77%. A 1/8% increase (decrease) in the benchmark interest rate would result in an increase (decrease) in interest expense of approximately $0.4 million for the six months ended June 30, 2013 and $1.6 million for the year ended December 31, 2012, respectively.
[6]	(D) Represents additional management fees related to the capital transactions noted herein.